Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Class A and Class C

Supplement dated January 22, 2009, to the Prospectuses dated April 1, 2008, as previously supplemented on

April 1, 2008, April 7, 2008, April 25, 2008 and June 20, 2008.

Administrator Class

Supplement dated January 22, 2009, to the Prospectuses dated February 1, 2008, as previously supplemented on

April 1, 2008, April 7, 2008, April 25, 2008 and May 30, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Bryant VanCronkhite, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Strategic Small Cap Value Fund, joining Thomas C. Biwer, CFA, Christian L. Chan, CFA, Andrew Owen, CFA, Dale E. Benson, Ph.D., CFA, Mark D. Cooper, CFA, Robert J. Costomiris, CFA, Craig R. Pieringer, CFA, and I. Charles Rinaldi as a Portfolio Manager for the Fund.

Effective immediately, the biographical description of Mr. VanCronkhite is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Bryant VanCronkhite is jointly responsible for managing the Strategic Small Cap Value Fund, which he has managed since 2009, when he became a co-Portfolio Manager with the Disciplined Value Equity Team at Wells Capital Management. Prior to his current role, he was a senior research analyst on the Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. Education: B.S. and M.P.A. in Professional Accountancy, University of Wisconsin - Whitewater.

EGAM019/P903SP3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class A, Class B and Class C

Supplement dated January 22, 2009, to the Prospectuses dated December 1, 2008.

Administrator Class

Supplement dated January 22, 2009, to the Prospectuses dated December 1, 2008.

Investor Class

Supplement dated January 22, 2009, to the Prospectuses dated December 1, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Bryant VanCronkhite, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage U.S. Value Fund, joining Robert J. Costomiris, CFA, as a Portfolio Manager for the Fund.

Effective immediately, the biographical description of Mr. VanCronkhite is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Bryant VanCronkhite is jointly responsible for managing the U.S. Value Fund, which he has managed since 2009, when he became a co-Portfolio Manager with the Disciplined Value Equity Team at Wells Capital Management. Prior to his current role, he was a senior research analyst on the Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. Education: B.S. and M.P.A. in Professional Accountancy, University of Wisconsin - Whitewater.

LCAM019/P103SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Class A and Class C

Supplement dated January 22, 2009, to the Prospectuses dated June 20, 2008.

Administrator Class

Supplement dated January 22, 2009, to the Prospectuses dated April 1, 2008, as previously supplemented on

April 7, 2008.

Institutional Class

Supplement dated January 22, 2009, to the Prospectuses dated April 1, 2008, as previously supplemented on

April 7, 2008.

Investor Class

Supplement dated January 22, 2009, to the Prospectuses dated June 20, 2008.

This supplement contains important information about the above referenced Funds.

Effective immediately, Bryant VanCronkhite, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Mid Cap Disciplined and Small Cap Disciplined Funds, joining Robert J. Costomiris, CFA, as a Portfolio Manager for the Funds.

Effective immediately, the biographical description of Mr. VanCronkhite is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Bryant VanCronkhite is jointly responsible for managing the Mid Cap Disciplined and Small Cap Disciplined Funds, both of which he has managed since 2009, when he became a co-Portfolio Manager with the Disciplined Value Equity Team at Wells Capital Management. Prior to his current role, he was a senior research analyst on the Disciplined Value Equity Team from 2004 to 2009. Prior to joining Wells Capital Management, Mr. VanCronkhite was a mutual fund accountant for Strong Capital Management. Education: B.S. and M.P.A. in Professional Accountancy, University of Wisconsin - Whitewater.

SCAM019/P203SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated January 22, 2009, to the Statement of Additional Information dated June 20, 2008, as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008, and January 16, 2009.

Effective immediately, Bryant VanCronkhite serves as co-portfolio manager of the Fund. The section “Portfolio Managers” beginning on page 27 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Fund. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Wells Capital Management
Bryant VanCronkhite, CFA	2	$287.9M	1	$25.5M	2	$67.2M

This information is current as of January 20, 2009. As of such date, Bryant VanCronkhite did not manage any accounts for which the advisory fee was based on the performance of such accounts, nor did he have any beneficial ownership in any equity securities of the Fund.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated January 22, 2009, to the Statement of Additional Information dated December 1, 2008, as previously supplemented on December 12, 2008, December 29, 2008 and January 16, 2009

Effective immediately, Bryant VanCronkhite serves as co-portfolio manager of the Fund. The section “Portfolio Managers” beginning on page 24 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Fund. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Wells Capital Management
Bryant VanCronkhite, CFA	2	$320.4M	1	$30.0M	2	$74.7M

This information is current as of January 20, 2009. As of such date, Bryant VanCronkhite did not manage any accounts for which the advisory fee was based on the performance of such accounts, nor did he have any beneficial ownership in any equity securities of the Fund.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Supplement dated January 22, 2009, to the Statement of Additional Information dated June 20, 2008, as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 1, 2008, December 29, 2008 and January 16, 2009.

Effective immediately, Bryant VanCronkhite serves as co-portfolio manager of the Funds. The section “Portfolio Managers” beginning on page 24 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Wells Capital Management
Bryant VanCronkhite, CFA	1	$97.2M	1	$19.3M	2	$54.7M

This information is current as of January 20, 2009. As of such date, Bryant VanCronkhite did not manage any accounts for which the advisory fee was based on the performance of such accounts, nor did he have any beneficial ownership in any equity securities of the Funds.